Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Components of Current and Deferred Income Taxes

The current and deferred components of income taxes appearing in the consolidated statements of operations are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income (loss) before income tax expense	147,335	(2,681,445)	(1,547,959)

Current tax expense	75,671	3,519	4,507
Deferred tax expense (benefit)	(3,695)	3,451	(5,428)
Total income tax expense (benefit)	71,976	6,970	(921)

Schedule of Effective Income Tax Rate Reconciliation

The income tax expense for each of the years ended December 31, 2019, 2020 and 2021 differs from the amount computed by applying the PRC statutory income tax rate of 25% to income before income tax expense due to the following:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC statutory income tax rate	25%	25%	25%
Permanent differences	15%	-17%	-9%
Tax effect of different tax rate of different jurisdictions	-1%	0%	0%
Tax effect of Super Deduction and others	-2%	0%	1%
Changes in valuation allowance	12%	-8%	-17%
Effective tax rates	49%	0%	0%

Schedule of Deferred Tax Assets and Liabilities

The significant components of the Group's deferred tax assets were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Net operating loss carry forwards	222,325	470,227
Inventory valuation allowance	5,237	27,048
Accrued expenses and others	11,000	19,225
Total deferred tax assets	238,562	516,500
Less: valuation allowance	(237,965)	(514,500)
Deferred tax assets, net	597	2,000

The Group's deferred tax liability was as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Related to acquired intangible assets	1,557	124,450

Movement of Valuation Allowance	Movement of valuation allowance
	Year ended December 31,
	2020	2021
	RMB	RMB
Balance at beginning of the year	18,677	237,965
Additions	219,288	276,535
Balance at end of the year	237,965	514,500